Form N-1A Cover	Nov. 09, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Man ETF Series Trust
Entity Central Index Key	0002065379
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 09, 2026
Prospectus Date	Sep. 17, 2026